Comprehensive (Loss) Income	3 Months Ended
Mar. 31, 2013
Comprehensive (Loss) Income

9.    COMPREHENSIVE (LOSS) INCOME

Comprehensive (loss) income is comprised of net (loss) income and foreign currency translation adjustments, and is reported in the consolidated statements of comprehensive (loss) income net of taxes for all periods presented. The Company does not provide for U.S. income taxes on the portion of undistributed earnings of foreign subsidiaries that is intended to be permanently reinvested outside of the U.S. Therefore, taxes are not provided for the related currency translation adjustments.